Prospectus supplement dated December 7, 2023
to the following initial summary prospectus(es):
Nationwide O Series prospectus dated May 1, 2023
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
(l)
The fund addition, merger, and name change described in the December 1, 2023 supplement have been postponed by BlackRock. A new fund addition, merger, and name change date will be communicated in the future.
ISP-0736
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